Label		Element	Value
Risk/Return:		rr_RiskReturnAbstract
Registrant Name		dei_EntityRegistrantName	TWEEDY, BROWNE FUND INC.
Prospectus Date		rr_ProspectusDate	Jul. 29, 2015
TWEEDY, BROWNE GLOBAL VALUE FUND
Risk/Return:		rr_RiskReturnAbstract
Risk/Return [Heading]		rr_RiskReturnHeading	Tweedy, Browne Global Value Fund
Objective [Heading]		rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]		rr_ObjectivePrimaryTextBlock	The Fund seeks long-term capital growth.
Expense [Heading]		rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]		rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]		rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]		rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]		rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year ended March 31, 2015, the Fund’s portfolio turnover rate was 8%.
Portfolio Turnover, Rate		rr_PortfolioTurnoverRate	8.00%
Expense Example [Heading]		rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]		rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]		rr_ExpenseExampleByYearCaption	The example assumes that you invest $10,000 in the Fund over the time periods shown and then redeem all of your shares at the end of those periods. This example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, under these assumptions your costs would be:
Strategy [Heading]		rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund invests primarily in foreign equity securities that Tweedy, Browne Company LLC (the “Adviser” or “Tweedy, Browne”) believes are undervalued but may invest in U.S. securities to a limited extent. The Adviser seeks to construct a widely diversified portfolio of small, medium and large capitalization stocks from a variety of industries and countries. Value investing seeks to uncover stocks whose current market prices are at discounts (that is, undervalued) to the Adviser’s estimate of their true or intrinsic value.

The Fund’s value investment style derives from the work of the late Benjamin Graham, who is widely considered to be the father of the value investing approach. Most investments in the Fund’s portfolio at the time of initial purchase have one or more of the following investment characteristics:
  low stock price in relation to book value
  low price-to-earnings ratio
  low price-to-cash-flow ratio
  above-average dividend yield
  low price-to-sales ratio as compared to other companies in the same industry low corporate leverage
  low share price
  purchases of a company’s own stock by the company’s officers and directors company share repurchases
  a stock price that has declined significantly from its previous high price and/or small market capitalization.
			The Fund invests primarily in undervalued equity securities of foreign issuers, but also invests on a more limited basis in U.S. equity securities when opportunities appear attractive. Investments by the Fund are focused for the most part in developed countries with some exposure to emerging markets. The Fund is diversified by issuer, industry and country, and maintains investments in a minimum of five countries. Where practicable, in light of operational and regulatory considerations, the Fund seeks to reduce currency risk by hedging its perceived foreign currency exposure back into the U.S. dollar (generally through the use of forward currency contracts) based on the Adviser’s judgment of such exposure after taking into account various factors, such as the source of the portfolio companies’ earnings and the currencies in which their securities trade. The Fund is designed for long-term value investors who wish to focus their investment exposure on foreign stock markets of developed countries. The Fund is not appropriate for investors primarily seeking income.
Risk [Heading]		rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Equity Security Risk. The Fund invests in equity securities, primarily consisting of common stocks. Common stock represents a proportionate interest in the earnings and value of the issuing company. Therefore, the Fund participates in the success or failure of any company in which it owns stock. The market value of common stocks fluctuates significantly, reflecting the past and anticipated business performance of the issuing company, investor perception and general economic or financial market movements.

Value Investing Risk.  There may be periods during which the Fund is unable to find securities that meet its value investment criteria. If the Fund is selling investments or experiencing net subscriptions during those periods, the Fund could have a significant cash position, which could adversely impact the Fund’s performance under certain market conditions and could make it more difficult for the Fund to achieve its investment objective.

The Adviser may be wrong in its assessment of a company’s value, and the stocks the Fund owns may not reach what the Adviser believes are their true or intrinsic values. The market may not favor value-oriented stocks and may not favor equities at all, which may cause the Fund’s relative performance to suffer.

Risk of Loss.  You could lose money on your investment in the Fund, and the Fund could underperform other investments.

Small- and Mid-Cap Companies.  The Fund may invest to a significant extent in small- and mid-cap companies. Small- and mid-cap companies may be less well established and may have a more highly leveraged capital structure, less liquidity, a smaller investor base, limited product lines, greater dependence on a few customers or a few key personnel and similar factors that can make their business and stock market performance susceptible to greater fluctuation and volatility. In general, the Adviser’s investment philosophy and selection process favor companies that do not have capital structures that would be considered to be “highly leveraged” for a company in the same field.

Foreign Securities.  The Fund invests to a great extent in foreign securities. Investing in foreign securities involves additional risks beyond those of investing in U.S. markets. These risks, which are more pronounced in emerging markets, include:
  changes in currency exchange rates, which can lower performance in U.S. dollar terms exchange rate controls (which may include an inability to transfer currency from a given country)
  costs incurred in conversions between currencies
  non-negotiable brokerage commissions
  less publicly available information
  not generally being subject to uniform standards, practices and requirements with respect to accounting, auditing and financial reporting greater market volatility
  less trading volume
  delayed settlements
  difficulty in enforcing obligations in foreign countries
  less securities regulation
  unrecoverable withholding and transfer taxes
  war
  seizure
  political and social instability.
The value of the foreign securities held by the Fund may be affected by changes in currency exchange rates or control regulations. The share price of the Fund will tend to reflect the movements of the different securities markets in which it is invested, and, to the degree not hedged, the foreign currencies in which its investments are denominated. The Adviser does not attempt to predict the movement of various currencies in reaching a decision about the appropriateness or prudence of an individual investment.

			Currency Hedging Risk. The Fund’s practice of hedging perceived currency risk in foreign securities tends to make the Fund underperform a similar unhedged portfolio when the dollar is losing value against the local currencies in which the portfolio’s investments are denominated. Conversely, the Fund’s practice of hedging perceived currency risk in foreign securities tends to make the Fund outperform a similar unhedged portfolio when the dollar is gaining in value against the local currencies in which the portfolio’s investments are denominated. Because the Fund’s currency hedging techniques typically involve the use of derivative instruments such as forward currency contracts, the Fund is also subject to the risk of possible default by the other party to those instruments.
Risk Lose Money [Text]		rr_RiskLoseMoney	You could lose money on your investment in the Fund, and the Fund could underperform other investments.
Bar Chart and Performance Table [Heading]		rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]		rr_PerformanceNarrativeTextBlock	The following bar chart and table illustrate how the returns of the Fund vary over time and how they compare to relevant market benchmarks. This information may help illustrate the risks of investing in the Fund. Updated performance information for the Fund is available at www.tweedy.com or by calling 1-800-432-4789 (press 0). As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]		rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table illustrate how the returns of the Fund vary over time and how they compare to relevant market benchmarks.
Performance Availability Phone [Text]		rr_PerformanceAvailabilityPhone	1-800-432-4789
Performance Availability Website Address [Text]		rr_PerformanceAvailabilityWebSiteAddress	www.tweedy.com
Performance Past Does Not Indicate Future [Text]		rr_PerformancePastDoesNotIndicateFuture	As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]		rr_BarChartHeading	Global Value Fund Calendar Year Total Returns (1) The 2015 year-to-date return for the Global Value Fund through June 30, 2015 was 1.54%.
Bar Chart Closing [Text Block]		rr_BarChartClosingTextBlock
As of December 31, 2014
Best Quarterly Return (10 year period and since inception)	21.77% (2nd Quarter, 2009)

Worst Quarterly Return (10 year period and since inception)	(18.03)% (4th Quarter, 2008)

Performance Table Heading		rr_PerformanceTableHeading	Average Annual Total Return for Periods Ended December 31, 2014
Performance Table Uses Highest Federal Rate		rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred		rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher		rr_PerformanceTableExplanationAfterTaxHigher	In some instances, the “Return after Taxes on Distributions and Sale of Fund Shares” may be greater than “Return before Taxes” because the investor is assumed to have a capital loss upon the sale of Fund shares to offset other taxable gains.
Performance Table Narrative		rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some instances, the “Return after Taxes on Distributions and Sale of Fund Shares” may be greater than “Return before Taxes” because the investor is assumed to have a capital loss upon the sale of Fund shares to offset other taxable gains. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
TWEEDY, BROWNE GLOBAL VALUE FUND | Tweedy, Browne Global Value Fund
Risk/Return:		rr_RiskReturnAbstract
Redemption fee (as a percentage of amount redeemed) Through August 31, 2015 – imposed on Shares held less than 60 days Effective September 1, 2015 – imposed on Shares held less than 15 days		rr_RedemptionFeeOverRedemption	2.00%
Management fees		rr_ManagementFeesOverAssets	1.25%
Distribution (12b-1) fees		rr_DistributionAndService12b1FeesOverAssets	none
Other expenses		rr_OtherExpensesOverAssets	0.11%
Acquired fund fees and expenses	[1]	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	1.37%
Expense Example, with Redemption, One Year		rr_ExpenseExampleYear01	$ 139
Expense Example, with Redemption, Three Years		rr_ExpenseExampleYear03	434
Expense Example, with Redemption, Five Years		rr_ExpenseExampleYear05	750
Expense Example, with Redemption, Ten Years		rr_ExpenseExampleYear10	$ 1,646
Annual Return 1994	[2]	rr_AnnualReturn1994	4.36%
Annual Return 1995	[2]	rr_AnnualReturn1995	10.70%
Annual Return 1996	[2]	rr_AnnualReturn1996	20.23%
Annual Return 1997	[2]	rr_AnnualReturn1997	22.96%
Annual Return 1998	[2]	rr_AnnualReturn1998	10.99%
Annual Return 1999	[2]	rr_AnnualReturn1999	25.28%
Annual Return 2000	[2]	rr_AnnualReturn2000	12.39%
Annual Return 2001	[2]	rr_AnnualReturn2001	(4.67%)
Annual Return 2002	[2]	rr_AnnualReturn2002	(12.14%)
Annual Return 2003	[2]	rr_AnnualReturn2003	24.93%
Annual Return 2004	[2]	rr_AnnualReturn2004	20.01%
Annual Return 2005	[2]	rr_AnnualReturn2005	15.42%
Annual Return 2006	[2]	rr_AnnualReturn2006	20.14%
Annual Return 2007	[2]	rr_AnnualReturn2007	7.54%
Annual Return 2008	[2]	rr_AnnualReturn2008	(38.31%)
Annual Return 2009	[2]	rr_AnnualReturn2009	37.85%
Annual Return 2010	[2]	rr_AnnualReturn2010	13.82%
Annual Return 2011	[2]	rr_AnnualReturn2011	(4.13%)
Annual Return 2012	[2]	rr_AnnualReturn2012	18.39%
Annual Return 2013	[2]	rr_AnnualReturn2013	19.62%
Annual Return 2014	[2]	rr_AnnualReturn2014	1.51%
Year to Date Return, Label		rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date		rr_BarChartYearToDateReturnDate	Jun. 30, 2015
Bar Chart, Year to Date Return		rr_BarChartYearToDateReturn	1.54%
Highest Quarterly Return, Label		rr_HighestQuarterlyReturnLabel	Best Quarterly Return (10 year period and since inception)
Highest Quarterly Return, Date		rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return		rr_BarChartHighestQuarterlyReturn	21.77%
Lowest Quarterly Return, Label		rr_LowestQuarterlyReturnLabel	Worst Quarterly Return (10 year period and since inception)
Lowest Quarterly Return, Date		rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return		rr_BarChartLowestQuarterlyReturn	(18.03%)
One Year		rr_AverageAnnualReturnYear01	1.51%
Five Years		rr_AverageAnnualReturnYear05	9.42%
Ten Years		rr_AverageAnnualReturnYear10	7.12%
Since Inception		rr_AverageAnnualReturnSinceInception	9.93%
Inception Date		rr_AverageAnnualReturnInceptionDate	Jun. 15, 1993
TWEEDY, BROWNE GLOBAL VALUE FUND | Return after Taxes on Distributions | Tweedy, Browne Global Value Fund
Risk/Return:		rr_RiskReturnAbstract
One Year		rr_AverageAnnualReturnYear01	0.74%
Five Years		rr_AverageAnnualReturnYear05	8.68%
Ten Years		rr_AverageAnnualReturnYear10	6.39%
Since Inception		rr_AverageAnnualReturnSinceInception	8.87%
Inception Date		rr_AverageAnnualReturnInceptionDate	Jun. 15, 1993
TWEEDY, BROWNE GLOBAL VALUE FUND | Return after Taxes on Distributions and Sale of Fund Shares | Tweedy, Browne Global Value Fund
Risk/Return:		rr_RiskReturnAbstract
One Year		rr_AverageAnnualReturnYear01	1.69%
Five Years		rr_AverageAnnualReturnYear05	7.82%
Ten Years		rr_AverageAnnualReturnYear10	6.10%
Since Inception		rr_AverageAnnualReturnSinceInception	8.41%
Inception Date		rr_AverageAnnualReturnInceptionDate	Jun. 15, 1993
TWEEDY, BROWNE GLOBAL VALUE FUND | MSCI EAFE Index (Hedged to U.S.$) (reflects no deduction for fees, expenses or taxes)
Risk/Return:		rr_RiskReturnAbstract
One Year		rr_AverageAnnualReturnYear01	5.67%
Five Years		rr_AverageAnnualReturnYear05	7.87%
Ten Years		rr_AverageAnnualReturnYear10	6.03%
Since Inception		rr_AverageAnnualReturnSinceInception	5.89%
Inception Date		rr_AverageAnnualReturnInceptionDate	Jun. 15, 1993
TWEEDY, BROWNE GLOBAL VALUE FUND | MSCI EAFE Index (in U.S.$) (reflects no deduction for fees, expenses or taxes)
Risk/Return:		rr_RiskReturnAbstract
One Year		rr_AverageAnnualReturnYear01	(4.90%)
Five Years		rr_AverageAnnualReturnYear05	5.33%
Ten Years		rr_AverageAnnualReturnYear10	4.43%
Since Inception		rr_AverageAnnualReturnSinceInception	5.29%
Inception Date		rr_AverageAnnualReturnInceptionDate	Jun. 15, 1993

[1]	Acquired fund fees and expenses represent the expenses of the money market fund(s) in which the Fund's cash balances are invested.
[2]	The 2015 year-to-date return for the Global Value Fund through June 30, 2015 was 1.54%.